Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Argentina: 0.3%
2,489	(1)	Globant SA	$ 430,448	0.3

		Australia: 8.3%
14,350		Adelaide Brighton Ltd.	22,542	0.0
11,745		Ansell Ltd.	322,481	0.2
18,192		Appen Ltd.	463,375	0.3
421,186		Aurelia Metals Ltd.	165,112	0.1
52,561		Bapcor Ltd.	235,689	0.2
5,273	(1)	Base Resources Ltd.	786	0.0
477,969		Beach Energy Ltd.	479,017	0.4
96,121		BlueScope Steel Ltd.	768,716	0.6
105,416		Challenger Ltd.	325,053	0.2
57,437		Charter Hall Group	428,191	0.3
165,070		Cleanaway Waste Management Ltd.	244,909	0.2
28,339		Codan Ltd./Australia	165,373	0.1
32,332		CSR Ltd.	80,611	0.1
193,831	(1)	Dacian Gold Ltd.	45,680	0.0
81,945		Data#3 Ltd.	330,891	0.2
267,221		Estia Health Ltd.	277,300	0.2
27,246		Evolution Mining Ltd.	116,395	0.1
156,949	(1)	Horizon Oil Ltd.	6,832	0.0
45,159		Iluka Resources Ltd.	293,029	0.2
69,716		Imdex Ltd.	65,943	0.1
148,707		IGO Ltd.	489,474	0.4
10,176		JB Hi-Fi Ltd.	333,260	0.2
385,613		Jupiter Mines Ltd.	81,115	0.1
16,693		Kogan.com Ltd.	198,589	0.1
37,232		MACA Ltd.	24,849	0.0
115,297		Macmahon Holdings Ltd.	20,957	0.0
5,279		Magellan Financial Group Ltd.	229,347	0.2
61,842		McPherson's Ltd.	130,181	0.1
28,388	(2)	Midway Ltd.	15,013	0.0
87,759		Mineral Resources Ltd.	1,615,980	1.2
305,200	(1),(2)	Myer Holdings Ltd.	44,391	0.0
2,934		Nick Scali Ltd.	15,345	0.0
39,219		Northern Star Resources Ltd.	445,125	0.3
57,402		OM Holdings Ltd.	13,463	0.0
39,794		OZ Minerals Ltd.	386,235	0.3
102,367		Perenti Global Ltd.	87,646	0.1
331,858	(1)	Perseus Mining Ltd.	377,778	0.3
21,690		Pro Medicus Ltd.	370,717	0.3
28,200		Regis Healthcare Ltd.	26,665	0.0
90,652		Regis Resources Ltd.	369,388	0.3
106,284		Reliance Worldwide Corp. Ltd.	202,223	0.1
79,657	(1)	RPMGlobal Holdings Ltd.	53,580	0.0
7,076		Sandfire Resources Ltd.	24,049	0.0
110,311	(1)	Saracen Mineral Holdings Ltd.	480,839	0.4
5,222		Servcorp Ltd.	7,745	0.0
21,608	(2)	Seven Group Holdings Ltd.	261,460	0.2
108,807		Shopping Centres Australasia Property Group	167,446	0.1
91,195		Sigma Healthcare Ltd.	43,401	0.0
96,595		Vita Group Ltd.	70,716	0.1
			11,424,902	8.3

		Austria: 0.3%
10,642		Andritz AG	357,299	0.3
1,877	(1)	Palfinger AG	51,503	0.0
600		UBM Development AG	19,816	0.0
2,867		Zumtobel AG	21,854	0.0
			450,472	0.3

		Azerbaijan: 0.0%
14,821		Anglo Asian Mining PLC	30,490	0.0

		Belgium: 0.5%
13,019	(1)	AGFA-Gevaert NV	52,781	0.0
1,883		Barco NV	37,096	0.0
450		Home Invest Belgium SA	60,383	0.1
2,052		Ion Beam Applications	17,524	0.0
15,638		Warehouses De Pauw CVA	503,273	0.4
			671,057	0.5

		Brazil: 0.0%
885		FII BTG Pactual Corporate Office Fund	15,454	0.0

		Canada: 6.8%
17,099		Absolute Software Corp.	202,208	0.2
3,734		AGF Management Ltd.	14,747	0.0
107,643		B2Gold Corp.	745,774	0.6
200		Bridgemarq Real Estate Services	1,877	0.0
8,941	(1),(2)	Canada Goose Holdings, Inc.	199,205	0.2
7,269		Canadian Apartment Properties REIT	263,582	0.2
17,654	(1)	Canadian Solar, Inc.	390,860	0.3
12,120		Canadian Western Bank	206,306	0.2
232,852	(1)	Capstone Mining Corp.	184,272	0.1
10,900	(1)	Celestica, Inc.	90,003	0.1
2,369	(1)	Cipher Pharmaceuticals, Inc.	2,458	0.0
4,964		Cogeco Communications, Inc.	378,382	0.3
2,025		Cogeco, Inc.	123,228	0.1
6,141	(1)	CRH Medical Corp.	14,396	0.0
4,312	(1)	Descartes Systems Group, Inc./The	242,762	0.2
2,250		DREAM Unlimited Corp.	30,085	0.0
6,400	(1)	Eldorado Gold Corp.	80,415	0.1
10,000		Enghouse Systems Ltd.	566,725	0.4
2,608		Exco Technologies Ltd.	12,383	0.0
3,600	(1)	EXFO, Inc.	14,970	0.0
474	(1)	GDI Integrated Facility Services, Inc.	10,751	0.0
2,000		H&R Real Estate Investment Trust	15,006	0.0
4,400		Hardwoods Distribution, Inc.	56,665	0.0
33,857		High Arctic Energy Services, Inc.	14,913	0.0
19,645		iA Financial Corp., Inc.	689,764	0.5
6,500	(1)	IBI Group, Inc.	27,466	0.0
1,532		Information Services Corp.	20,210	0.0
5,284		Kirkland Lake Gold Ltd.	288,570	0.2
300		Lassonde Industries, Inc.	36,687	0.0
4,600		Leon's Furniture Ltd.	45,985	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
3,600		Linamar Corp.	$ 107,507	0.1
52,000		Lucara Diamond Corp.	22,517	0.0
12,192		Maple Leaf Foods, Inc.	268,152	0.2
800		Morguard Corp.	73,517	0.1
1,856		Neo Performance Materials, Inc.	13,815	0.0
21,400		Nexus Real Estate Investment Trust	22,847	0.0
16,074		Northland Power, Inc.	440,416	0.3
15,581		Pan American Silver Corp.	582,201	0.4
29,822	(1)	Parex Resources, Inc.	360,683	0.3
2,075	(1)	Points International Ltd.	19,302	0.0
2,692		Polaris Infrastructure, Inc.	28,760	0.0
32,412	(1)	Real Matters, Inc.	721,100	0.5
16,985		Stantec, Inc.	546,660	0.4
137,466	(1)	Taseko Mines Ltd.	88,666	0.1
1,100		TECSYS, Inc.	24,514	0.0
10,833		TFI International, Inc.	470,054	0.3
10,800		Transcontinental, Inc.	124,493	0.1
49,076		TransGlobe Energy Corp.	28,621	0.0
36,751		Tricon Residential, Inc.	263,399	0.2
5,400		VersaBank	27,979	0.0
7,270	(1)	Xenon Pharmaceuticals, Inc.	79,461	0.1
			9,285,319	6.8

		China: 3.5%
185,000		361 Degrees International Ltd.	26,039	0.0
115,624		Asia Cement China Holdings Corp.	130,993	0.1
166,300		CCS Supply Chain Management Co. Ltd. - A Shares	164,503	0.1
100,000		Chaowei Power Holdings Ltd.	53,001	0.0
109,000		China Boqi Environmental Holding Co. Ltd.	25,034	0.0
142,600		China South Publishing & Media Group Co. Ltd. - A Shares	218,024	0.2
10,276		China Yuchai International Ltd.	135,849	0.1
72,915		Chinese Universe Publishing and Media Group Co. Ltd. - A Shares	132,386	0.1
1,912	(1),(2)	CooTek Cayman, Inc. ADR	11,740	0.0
34,200		Dutech Holdings Ltd.	7,145	0.0
142,000	(1)	Ever Reach Group Holdings Co. Ltd.	16,671	0.0
84,777		FinVolution Group ADR	172,097	0.1
114,000		FriendTimes, Inc.	40,817	0.0
301,000	(1)	Goodbaby International Holdings Ltd.	50,114	0.0
1,104,659		Greenland Hong Kong Holdings Ltd.	356,879	0.3
233,089		Hangzhou Binjiang Real Estate Group Co. Ltd. - A Shares	157,210	0.1
147,000		Henan Jinma Energy Co. Ltd. - H Shares	60,315	0.1
160,000	(1)	Hilong Holding Ltd.	4,550	0.0
36,435		Kingdom Holdings Ltd.	5,970	0.0
10,526	(1)	Leju Holdings Ltd. ADR	41,893	0.0
23,214		Momo, Inc. ADR	428,763	0.3
250,000		Nexteer Automotive Group Ltd.	158,509	0.1
89,000		Pacific Online Ltd.	13,529	0.0
398,000	(1)	Skyworth Digital Holdings Ltd. - H Shares	125,816	0.1
774,600		TangShan Port Group Co. Ltd. - A Shares	269,585	0.2
116,000		Ten Pao Group Holdings Ltd.	10,677	0.0
399,000		Towngas China Co. Ltd.	192,175	0.2
1,626,000		West China Cement Ltd.	346,542	0.3
93,000	(1)	XD, Inc.	497,293	0.4
38,932		Xingfa Aluminium Holdings Ltd.	42,861	0.0
319,000	(1)	Xiwang Special Steel Co. Ltd. - H Shares	19,838	0.0
1,354,300		Zhejiang Yankon Group Co. Ltd. - A Shares	927,889	0.7
			4,844,707	3.5

		Czech Republic: 0.2%
41,328	(3)	Avast PLC	309,867	0.2

		Denmark: 1.5%
1,450	(1)	ALK-Abello A/S	411,432	0.3
9,406	(1)	Bavarian Nordic A/S	289,871	0.2
49,826	(1)	Columbus A/S	62,083	0.1
9,156		GN Store Nord A/S	563,048	0.4
4,469	(1)	Matas A/S	44,845	0.0
238	(1)	North Media AS	2,108	0.0
6,336		Pandora A/S	402,978	0.3
612		Per Aarsleff Holding A/S	23,438	0.0
2,365	(1)	Royal Unibrew A/S	239,262	0.2
1,038		Solar A/S	42,615	0.0
26		Sparekassen Sjaelland-Fyn AS	347	0.0
			2,082,027	1.5

		Finland: 1.2%
1,202		Alma Media Oyj	10,459	0.0
580		Atria PLC	5,823	0.0
3,554		Digia Oyj	22,379	0.0
1,730		eQ Oyj	26,615	0.0
1,668		Fiskars OYJ Abp	23,306	0.0
5,026	(1)	F-Secure Oyj	17,508	0.0
3,185		Harvia Oyj	49,749	0.0
2,110		Kamux Corp.	21,160	0.0
16,864		Kemira OYJ	223,361	0.2
20,215		Oriola Oyj	43,815	0.1
54,888		Metso Outotec Oyj	354,242	0.3
3,035		Rapala VMC Oyj	9,724	0.0
391		Remedy Entertainment Oyj	11,054	0.0
2,108		Scanfil Oyj	12,424	0.0
8,021		TietoEVRY Oyj	235,595	0.2
3,795		Tikkurila Oyj	61,648	0.1
411		Vaisala OYJ	15,083	0.0
15,979		Valmet OYJ	447,674	0.3
			1,591,619	1.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: 6.2%
5,112		AKWEL	$ 80,450	0.1
5,349	(1)	Alstom SA	298,064	0.2
2,568	(1)	Alten Ltd.	201,342	0.2
896		Argan SA	90,897	0.1
4,367		Arkema SA	454,323	0.3
4,431		BioMerieux	714,151	0.5
1,451		Boiron SA	57,088	0.1
5,282		CBO Territoria	20,395	0.0
678	(1)	Cegedim SA	21,833	0.0
895	(1)	Cellectis SA	14,103	0.0
170,949	(1)	CGG SA	146,327	0.1
876		Cie des Alpes	15,440	0.0
462		Covivio	33,203	0.0
12,062	(1)	Criteo SA ADR	165,129	0.1
5,853	(1)	Eiffage SA	511,512	0.4
5,487	(1)	Faurecia SE	211,896	0.2
570		Focus Home Interactive S.A.	26,656	0.0
2,300		Gecina S.A.	298,362	0.2
1,559	(1)	Groupe Crit	86,767	0.1
1,154	(1)	Groupe Fnac	45,181	0.0
125	(1)	Groupe Partouche SA	2,768	0.0
941		Guerbet	33,287	0.0
996	(1)	HEXAOM	37,423	0.0
1,118		Infotel SA	49,880	0.0
19,790	(1)	Innate Pharma SA	120,650	0.1
4,026		Ipsen SA	386,104	0.3
5,167	(1)	Korian SA	211,811	0.2
1,992		Lectra	42,048	0.0
271		Manutan International	17,247	0.0
8,158	(1)	Nexans SA	425,194	0.3
731	(1)	PSB Industries SA	12,658	0.0
4,564		Rubis SCA	215,294	0.2
435	(1)	Savencia SA	25,005	0.0
7,981	(1)	SCOR SE	205,407	0.2
793		Seche Environnement SA	30,139	0.0
2,316	(1)	SOITEC	274,529	0.2
3,267	(1)	Sopra Group SA	487,843	0.4
1,286	(1)	Synergie SA	30,291	0.0
3,137		Teleperformance	918,093	0.7
12,128	(1)	UbiSoft Entertainment	1,012,963	0.7
284		Vetoquinol SA	22,906	0.0
212	(1)	Virbac SA	46,099	0.0
4,273	(1),(3)	Worldline SA/France	367,604	0.3
			8,468,362	6.2

		Germany: 5.7%
37,096	(1)	Alstria Office REIT-AG	554,520	0.4
1,392	(1)	Amadeus Fire AG	160,858	0.1
454		Atoss Software AG	55,033	0.1
3,985		Aurubis AG	265,772	0.2
2,816		Bechtle AG	548,058	0.4
4,188		Brenntag AG	258,455	0.2
2,670	(1)	Carl Zeiss Meditec AG	279,440	0.2
376	(1)	Centrotec SE	6,240	0.0
4,281		Cewe Stiftung & Co. KGAA	481,629	0.4
827	(1)	Deutsche Euroshop AG	12,260	0.0
11,697	(1)	Dialog Semiconductor PLC	548,298	0.4
5,306	(3)	DWS Group GmbH & Co. KGaA	198,976	0.2
3,487		Elmos Semiconductor SE	85,466	0.1
20,584	(2)	Encavis AG	323,734	0.2
3,805		Gerresheimer AG	437,724	0.3
1,072		GFT Technologies AG	13,295	0.0
21,214	(1)	HelloFresh SE	1,154,996	0.9
407		Hornbach Holding AG & Co. KGaA	39,169	0.0
935		Init Innovation In Traffic Systems AG	35,465	0.0
7,832		IVU Traffic Technologies AG	143,843	0.1
5,011		KION Group AG	382,971	0.3
5,842	(1)	Kloeckner & Co. SE	36,888	0.0
333	(1)	MBB SE	23,866	0.0
1,377	(1)	Morphosys AG	176,770	0.1
39		Paul Hartmann AG	14,425	0.0
730		PSI Software AG	18,195	0.0
15,652		QSC AG	24,024	0.0
2,881		Rheinmetall AG	272,389	0.2
17,023		Suedzucker AG	284,121	0.2
1,068	(1)	Surteco SE	26,545	0.0
20,000		TAG Immobilien AG	525,889	0.4
4,328		Talanx AG	157,555	0.1
4,552		United Internet AG	206,556	0.2
708		Wuestenrot & Wuerttembergische AG	11,876	0.0
			7,765,301	5.7

		Greece: 0.1%
9,471		Athens Water Supply & Sewage Co. SA	73,521	0.1
3,486		European Reliance General Insurance Co. SA	13,873	0.0
4,233		Tsakos Energy Navigation Ltd.	36,827	0.0
			124,221	0.1

		Hong Kong: 2.5%
236,000		Allied Properties HK Ltd.	58,188	0.1
300,000		Build King Holdings Ltd.	27,908	0.0
140,146	(1)	China Billion Resources Ltd.	3,182	0.0
1,666,000		China Merchants Land Ltd.	277,406	0.2
8,037		Chuang's Consortium International Ltd.	1,016	0.0
80,000		Computer & Technologies Holdings Ltd.	21,736	0.0
145,703		Computime Group Ltd.	5,466	0.0
223,406		Cowell e Holdings, Inc.	96,959	0.1
17,600		Dah Sing Financial Holdings Ltd.	48,637	0.0
814,000		Fountain SET Hldgs	94,512	0.1
66,000		FSE Services Group Ltd.	25,472	0.0
2,348,000		Gemdale Properties & Investment Corp. Ltd.	415,611	0.3
566,000		Get Nice Holdings Ltd.	12,348	0.0
44,626	(1)	Great Rich Technologies Ltd.	49,087	0.1
222,000		GDH Guangnan Holdings Ltd.	20,364	0.0
120,944		Hanison Construction Holdings Ltd.	15,918	0.0
103,200		HKR International Ltd.	41,160	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
238,000	(1)	Hop Fung Group Holdings Ltd.	$ 8,301	0.0
90,000		Hung Hing Printing Group Ltd.	11,264	0.0
14,500		Johnson Electric Holdings Ltd.	26,686	0.0
436,726		K Wah International Holdings Ltd.	184,315	0.1
112,500		Lee's Pharmaceutical Holdings Ltd.	88,835	0.1
35,701		Lung Kee Bermuda Holdings	9,675	0.0
48,377		Million Hope Industries Holdings Ltd.	3,620	0.0
83,000		Modern Dental Group Ltd.	14,155	0.0
278,000	(1),(4)	Pacific Andes International Holdings Ltd.	–	–
40,000	(1)	Paradise Entertainment Ltd.	4,903	0.0
272,000		PAX Global Technology Ltd.	126,658	0.1
80,000		Perfect Shape Medical Ltd.	30,917	0.0
242,000		Pico Far East Holdings Ltd.	31,854	0.0
23,000	(1)	Rich Goldman Holdings Ltd.	220	0.0
361,851		Road King Infrastructure	486,764	0.4
87,913	(1),(4)	S&C Engine Group Ltd.	14,536	0.0
24,490	(1)	SHK Hong Kong Industries Ltd.	370	0.0
15,500		Soundwill Holdings Ltd.	13,609	0.0
234,000	(1)	Summit Ascent Holdings Ltd.	14,519	0.0
332,000		Sun Hung Kai & Co. Ltd.	128,187	0.1
32,000		Sunlight Real Estate Investment Trust	14,954	0.0
63,000		Tai Hing Group Holdings Ltd.	9,847	0.0
375,000		Tang Palace China Holdings Ltd.	31,469	0.0
189,000		Tao Heung Holdings Ltd.	21,473	0.0
157,000		Texhong Textile Group Ltd.	119,996	0.1
320,000		Texwinca Holdings Ltd.	45,436	0.0
3,350,000		Tongda Group Holdings Ltd.	194,828	0.2
764,000	(1)	Truly International Holdings Ltd.	90,774	0.1
260,000		United Laboratories International Holdings Ltd.	242,668	0.2
33,220		Valuetronics Holdings Ltd.	13,819	0.0
212,000		Vedan International Holdings Ltd.	22,157	0.0
40,000		Wai Kee Holdings Ltd.	19,743	0.0
152,000		Xinyi Glass Holding Co. Ltd.	223,007	0.2
			3,464,529	2.5

		India: 0.1%
3,651		eClerx Services Ltd.	23,356	0.0
25,620	(1),(4)	Geodesic Ltd.	–	–
10,119		Kirloskar Brothers Ltd.	17,728	0.0
9,321		Redington India Ltd.	11,239	0.0
8,258		Sonata Software Ltd.	29,050	0.1
6,586		TV Today Network Ltd.	17,954	0.0
21,379	(1),(4)	Varun Industries Ltd.	–	–
			99,327	0.1

		Indonesia: 0.0%
62,425		Mitrabara Adiperdana Tbk PT	7,568	0.0

		Ireland: 0.7%
1,810	(1),(2)	Cimpress PLC	181,000	0.1
50,802		Dalata Hotel Group PLC - DHGI	156,049	0.1
15,860		Glanbia Plc	192,541	0.2
41,654		UDG Healthcare PLC	386,747	0.3
			916,337	0.7

		Israel: 2.2%
26,185		Camtek Ltd./Israel	393,560	0.3
495		Duniec Brothers Ltd.	13,405	0.0
9,516		Electra Consumer Products 1970 Ltd.	247,892	0.2
6,541		First International Bank Of Israel Ltd.	150,515	0.1
827		Fox Wizel Ltd.	30,886	0.0
397	(1)	Ilex Medical Ltd.	14,307	0.0
5,825	(1)	Inmode Ltd.	188,497	0.1
191,101		Israel Discount Bank Ltd.	587,561	0.4
145,196		Isramco Negev 2 L.P.	27,886	0.0
3,794	(1)	Kamada Ltd.	31,426	0.0
3,790		Kerur Holdings Ltd.	117,052	0.1
64		Malam - Team Ltd.	12,184	0.0
25,716		Mizrahi Tefahot Bank Ltd.	539,004	0.4
2,883	(1)	Naphtha Israel Petroleum Corp. Ltd.	10,689	0.0
5,721	(1)	Perion Network Ltd.	34,040	0.0
4,358	(2)	Prashkovsky Investments and Construction Ltd.	66,224	0.1
3,326		Sapiens International Corp. NV	101,643	0.1
1,149	(1),(2)	Silicom Ltd.	43,283	0.0
6,943		Summit Real Estate Holdings Ltd.	60,719	0.1
1,757	(1)	Taro Pharmaceuticals Industries, Ltd.	114,223	0.1
9,335	(1)	Tower Semiconductor Ltd.	200,702	0.2
			2,985,698	2.2

		Italy: 3.4%
19,664		ACEA SpA	402,463	0.3
10,009	(1)	Amplifon S.p.A.	342,648	0.3
18,469	(1)	Arnoldo Mondadori Editore SpA	23,196	0.0
31,121		Azimut Holding S.p.A.	592,899	0.4
19,802	(1)	Banca Generali SpA	592,400	0.4
49,478		Banca Mediolanum SpA	368,650	0.3
7,496		BasicNet SpA	31,157	0.0
28,812		Buzzi Unicem SpA	655,525	0.5
13,658	(1)	CIR SpA-Compagnie Industriali	6,178	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
6,008		Danieli & Co. Officine Meccaniche SpA	$ 78,502	0.1
18,244		DeA Capital SpA	24,542	0.0
1,731	(1)	De'Longhi SpA	54,186	0.0
1,291		DiaSorin SpA	254,651	0.2
1,676	(1)	El.En. SpA	44,504	0.0
26,705	(1)	Elica SpA	79,819	0.1
12,867	(1)	Esprinet S.p.A.	64,207	0.0
24,143	(3)	Infrastrutture Wireless Italiane SpA	243,620	0.2
6,914		Interpump Group SpA	227,352	0.2
400		Pharmanutra SpA	11,033	0.0
2,655	(1)	Ratti SpA	12,823	0.0
2,487		Reno de Medici SpA	2,560	0.0
2,969		Reply SpA	273,183	0.2
7,403		Servizi Italia SpA	20,219	0.0
75,529	(1)	Unipol Gruppo Finanziario SpA	317,317	0.2
			4,723,634	3.4

		Japan: 19.0%
12,200		Adastria Co. Ltd.	167,251	0.1
3,700		Advantest Corp.	202,017	0.2
700		Aichi Tokei Denki Co., Ltd.	29,161	0.0
2,100		Aiphone Co., Ltd.	27,224	0.0
18,000		Anritsu Corp.	434,029	0.3
500		Arata Corp.	23,715	0.0
3,500		Artnature, Inc.	18,807	0.0
300		Asahi Kogyosha Co., Ltd.	8,256	0.0
1,400		ASKA Pharmaceutical Co., Ltd.	14,613	0.0
6,500		ASKUL Corp.	196,957	0.2
3,300		Avant Corp.	31,010	0.0
6,000		Bando Chemical Industries Ltd.	34,400	0.0
4,800		BayCurrent Consulting, Inc.	581,427	0.4
4,100		Beenos, Inc.	45,614	0.0
8,700		Bell System24 Holdings, Inc.	141,706	0.1
1,600		BML, Inc.	39,845	0.0
1,600		Business Engineering Corp.	39,001	0.0
17,700		Capcom Co., Ltd.	695,625	0.5
1,600		Career Design Center Co. Ltd.	11,371	0.0
9,000		Chubu Shiryo Co., Ltd.	139,016	0.1
1,700		CMC Corp.	32,188	0.0
4,300		Computer Engineering & Consulting Ltd.	61,770	0.1
1,400		Contec Co. Ltd.	18,725	0.0
2,500		Corona Corp.	23,280	0.0
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	10,263	0.0
6,900		Daihen Corp.	254,305	0.2
2,300		Daikoku Denki Co., Ltd.	25,629	0.0
763		Daiohs Corp.	6,798	0.0
5,715		Daitron Co., Ltd.	74,735	0.1
7,500		Denka Co., Ltd.	180,367	0.1
18,200		Dip Corp.	342,507	0.3
1,900		DMS, Inc.	28,888	0.0
9,900		Doshisha Co., Ltd.	156,593	0.1
28,182		DTS Corp.	539,281	0.4
100		Duskin Co., Ltd.	2,488	0.0
800		Dvx, Inc.	6,732	0.0
20,100		EDION Corp.	193,667	0.2
17,600		Eiken Chemical Co., Ltd.	313,013	0.2
3,000		Elematec Corp.	24,215	0.0
1,200		Faith, Inc.	7,671	0.0
146,200		FIDEA Holdings Co., Ltd.	136,086	0.1
3,800		Foster Electric Co., Ltd.	36,426	0.0
16,100		Fuji Machine Manufacturing Co., Ltd.	284,420	0.2
1,400		Fuji Pharma Co. Ltd.	13,949	0.0
927		Fuji Soft, Inc.	41,822	0.0
7,900		Fujikura Kasei Co., Ltd.	38,486	0.0
55,000		Fujikura Ltd.	148,997	0.1
5,616		Fujitsu Frontech Ltd.	81,929	0.1
13,100		Fullcast Co., Ltd.	151,070	0.1
4,400		Furusato Industries Ltd.	54,779	0.1
6,800		Fuso Chemical Co. Ltd.	261,875	0.2
1,600		Fuso Pharmaceutical Industries Ltd.	34,428	0.0
9,200		Future Corp.	154,143	0.1
3,164		G-7 Holdings, Inc.	80,192	0.1
1,300		Gakken Holdings Co., Ltd.	16,617	0.0
600		Genki Sushi Co., Ltd.	10,970	0.0
23,400		Gurunavi, Inc.	100,669	0.1
14,500		Hakuhodo DY Holdings, Inc.	159,178	0.1
20,400		Hino Motors Ltd.	117,633	0.1
3,000		Hisamitsu Pharmaceutical Co., Inc.	131,837	0.1
3,400		Hokko Chemical Industry Co. Ltd.	19,788	0.0
2,400		Honshu Chemical Industry Co. Ltd.	26,307	0.0
1,100		ID Holdings Corp.	15,295	0.0
27,200		Infocom Corp.	866,837	0.6
3,600		Intage Holdings, Inc.	29,353	0.0
10,100		Internet Initiative Japan, Inc.	358,544	0.3
582		Invincible Investment Corp.	132,912	0.1
14,800		Itoki Corp.	48,827	0.0
20,200		Iwaki & Co., Ltd.	86,154	0.1
13,200		Japan Lifeline Co. Ltd.	163,623	0.1
4,400		Japan Petroleum Exploration Co., Ltd.	71,462	0.1
7,100		JBCC Holdings, Inc.	104,971	0.1
1,300		Jeol Ltd.	36,369	0.0
1,000		JFE Systems, Inc.	33,608	0.0
1,200		Joshin Denki Co., Ltd.	23,150	0.0
400		JUTEC Holdings Corp.	3,778	0.0
700		Kamei Corp.	6,307	0.0
10,500		Kanamoto Co., Ltd.	212,189	0.2
4,600		Keiyo Co., Ltd.	40,124	0.0
46		Kenedix Office Investment Corp.	250,318	0.2
2,100		Kimura Unity Co., Ltd.	19,848	0.0
14,000		Kintetsu World Express, Inc.	239,345	0.2
2,400		Kita-Nippon Bank Ltd.	37,333	0.0
1,600		Kohsoku Corp.	20,775	0.0
1,800		KSK Co. Ltd./Inagi	33,240	0.0
8,400		Kumagai Gumi Co., Ltd.	192,557	0.2
9,900		KYORIN Holdings, Inc.	179,846	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,200		Kyowa Electronics Instruments Co. Ltd.	$ 8,566	0.0
5,900		Kyowa Leather Cloth Co., Ltd.	30,735	0.0
11,200		Lasertec Corp.	988,899	0.7
7,600		Lintec Corp.	177,322	0.1
3,200		Macnica Fuji Electronics Holdings, Inc.	48,244	0.0
30,400		Maeda Corp.	207,582	0.2
1,600		Marubun Corp.	7,393	0.0
26,100		Mazda Motor Corp.	150,565	0.1
1,500		Menicon Co. Ltd.	72,981	0.1
4,500		MIMAKI ENGINEERING CO Ltd.	16,384	0.0
16,800		Mito Securities Co., Ltd.	30,782	0.0
1,100		Mitsubishi Research Institute, Inc.	44,111	0.0
100		Mitsui Matsushima Holdings Co., Ltd.	676	0.0
800		Morishita Jintan Co. Ltd.	14,378	0.0
1,900		Mutoh Holdings Co., Ltd.	26,257	0.0
1,300		Nadex Co., Ltd.	8,198	0.0
700		Nafco Co., Ltd.	12,196	0.0
1,500		Nagano Bank Ltd.	14,988	0.0
3,300		Nakabayashi Co. Ltd.	17,849	0.0
12,900		Nakano Corp.	45,683	0.0
2,200		Narasaki Sangyo Co. Ltd.	38,303	0.0
12,400		NEC Networks & System Integration Corp.	263,425	0.2
13,300		Net One systems Co., Ltd.	518,154	0.4
3,700		Nichiha Corp.	75,130	0.1
9,400		Nichirei Corp.	268,406	0.2
4,653		Nichireki Co., Ltd.	69,735	0.1
4,000		Nihon Unisys Ltd.	121,044	0.1
23,700		Nikon Corp.	165,697	0.1
67		Nippon Accommodations Fund, Inc.	432,355	0.3
400		Nippon Chemiphar Co., Ltd.	9,269	0.0
65,700		Nippon Suisan Kaisha Ltd.	275,633	0.2
2,100		Nippon Systemware Co., Ltd.	36,460	0.0
142,000		Niraku GC Holdings, Inc.	4,674	0.0
2,900		Nishi-Nippon Financial Holdings, Inc.	18,106	0.0
58,700		Nissan Tokyo Sales Holdings Co., Ltd.	132,485	0.1
13,000		Nisshin Group Holdings Co. Ltd.	43,569	0.0
5,500		Nittetsu Mining Co., Ltd.	210,223	0.2
3,400		NJS Co. Ltd.	49,489	0.1
103,600		North Pacific Bank Ltd.	198,296	0.2
2,200		Oita Bank Ltd.	49,212	0.1
13,000		Open House Co. Ltd.	366,909	0.3
1,000		Origin Co. Ltd.	11,690	0.0
2,800		Oyo Corp.	35,882	0.0
6,300		Paltac Corp.	341,237	0.3
16,000		Parker Corp.	67,132	0.1
1,800		Pasco Corp.	22,056	0.0
54,200		Penta-Ocean Construction Co., Ltd.	284,900	0.2
9,300		Poletowin Pitcrew Holdings, Inc.	79,407	0.1
100		Pronexus, Inc.	$ 1,061	0.0
4,900		Relia, Inc.	51,866	0.1
51,800		Rengo Co., Ltd.	389,641	0.3
11,900		Resorttrust, Inc.	132,920	0.1
900		Rhythm Watch Co. Ltd.	5,051	0.0
1,300		Rohto Pharmaceutical Co., Ltd.	40,126	0.0
1,000		Saison Information Systems Co. Ltd.	20,251	0.0
1,400		San Holdings, Inc.	14,707	0.0
5,182		San-Ai Oil Co., Ltd.	41,984	0.0
3,200		Sanko Metal Industrial Co. Ltd.	63,023	0.1
1,519		Sankyo Frontier Co. Ltd.	47,808	0.0
5,300		Sankyu, Inc.	182,739	0.1
27,200		Sanwa Holdings Corp.	233,105	0.2
2,500		Sato Holding Corp.	51,916	0.1
6,200		Sawai Pharmaceutical Co., Ltd.	294,531	0.2
3,300	(1)	Saxa Holdings, Inc.	43,934	0.0
11,100		Scroll Corp.	58,257	0.1
1,800		Shibaura Mechatronics Corp.	44,297	0.0
12,100		Shiga Bank Ltd.	264,247	0.2
17,662		Shinsho Corp.	290,246	0.2
7,200		Ship Healthcare Holdings, Inc.	309,977	0.2
3,100		Shofu, Inc.	39,512	0.0
1,700		SK-Electronics Co., Ltd.	15,608	0.0
9,500		Softcreate Holdings Corp.	206,411	0.2
5,769		Soken Chemical & Engineering Co. Ltd.	63,074	0.1
10,700		Soliton Systems KK	150,415	0.1
2,800		SPK Corp.	35,532	0.0
600		St. Marc Holdings Co., Ltd.	8,287	0.0
9,300		Starts Corp., Inc.	169,760	0.1
3,900		St-Care Holding Corp.	15,225	0.0
11,600		Sumitomo Dainippon Pharma Co. Ltd.	144,875	0.1
14,600		Sumitomo Forestry Co., Ltd.	163,235	0.1
45,500		Suruga Bank Ltd.	153,143	0.1
19,200		Sushiro Global Holdings Ltd.	407,208	0.3
2,000		Suzuken Co., Ltd.	71,144	0.1
24,300		Systena Corp.	364,641	0.3
4,200		Tachikawa Corp.	45,838	0.0
2,900		Taiho Kogyo Co., Ltd.	13,731	0.0
588		Taiko Bank Ltd.	6,936	0.0
9,500		Taiyo Yuden Co., Ltd.	301,144	0.2
1,500		Takano Co., Ltd.	8,692	0.0
7,900		Takasago Thermal Engineering Co., Ltd.	104,941	0.1
11,800		Takeuchi Manufacturing Co. Ltd.	196,734	0.2
1,200		Tanabe Consulting Co. Ltd.	14,687	0.0
3,500		Tanseisha Co., Ltd.	19,447	0.0
800		Techno Medica Co. Ltd.	13,182	0.0
3,400		TechnoPro Holdings, Inc.	173,740	0.1
19,900		TIS, Inc.	426,170	0.3
13,900		TOA Road Corp.	448,813	0.3
46,000		Tochigi Bank Ltd.	67,494	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
31,600		Toda Corp.	$ 202,704	0.2
2,700		Togami Electric Manufacturing Co. Ltd.	38,134	0.0
3,800		Toho Holdings Co., Ltd.	65,072	0.1
4,100		Sac's Bar Holdings, Inc.	18,406	0.0
34,700		Tokyo Steel Manufacturing Co., Ltd.	195,984	0.2
2,700		Tokyo Tekko Co., Ltd.	39,268	0.0
700		Tomen Devices Corp.	24,163	0.0
3,400		Tonami Holdings Co., Ltd.	181,821	0.1
7,200		Tosho Co. Ltd.	70,697	0.1
5,100		Towa Pharmaceutical Co., Ltd.	91,735	0.1
2,400		Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	23,565	0.0
23,300		Toyo Tire & Rubber Co., Ltd.	310,019	0.2
4,400		Trust Tech, Inc.	41,330	0.0
5,200		Uchida Yoko Co., Ltd.	314,805	0.2
2,400		UNIRITA, Inc.	40,851	0.0
5,500		Will Group, Inc.	28,208	0.0
6,200		World Holdings Co. Ltd.	83,776	0.1
7,600		Yamazen Corp.	68,515	0.1
3,700		Yaoko Co., Ltd.	294,040	0.2
22,276		Yuasa Trading Co., Ltd.	595,628	0.4
1,700		Zaoh Co. Ltd.	22,472	0.0
9,400		Zenkoku Hosho Co. Ltd.	328,534	0.3
			26,116,226	19.0

		Liechtenstein: 0.0%
415		VP Bank AG	53,354	0.0

		Luxembourg: 0.0%
220		Brederode SA	19,358	0.0

		Malaysia: 0.2%
57,500	(1)	AFFIN Bank Bhd	21,923	0.0
10,900		Allianz Malaysia Bhd	34,463	0.1
67,600		Deleum Bhd	9,961	0.0
128,700		I-Bhd	4,900	0.0
247,200	(1)	KSL Holdings BHD	32,819	0.0
69,850		Kumpulan Fima BHD	26,643	0.0
96,400		Lii Hen Industries BHD	63,602	0.1
20,200		Lingkaran Trans Kota Holdings Bhd	19,142	0.0
934		Malaysian Pacific Industries Bhd	2,903	0.0
210,000		Media Chinese International Ltd.	7,451	0.0
82,400		MKH Bhd	25,300	0.0
207,400	(1)	UEM Sunrise Bhd	20,902	0.0
			270,009	0.2

		Malta: 0.3%
11,342		Angler Gaming PLC	20,539	0.0
2,588	(1)	Kambi Group PLC	62,917	0.0
52,289		Kindred Group PLC	368,211	0.3
11,588	(1)	Media and Games Invest PLC	17,063	0.0
			468,730	0.3

		Mexico: 0.0%
17,685		Alpek SA de CV	13,827	0.0

		Netherlands: 3.3%
1,338	(1)	Argenx SE	308,746	0.2
5,425		ASM International NV	829,855	0.6
39,598	(1)	ASR Nederland NV	1,279,303	0.9
2,745		Eurocommercial Properties NV	33,935	0.0
5,212	(3)	Euronext NV	602,080	0.5
6,863	(3)	Flow Traders	252,169	0.2
719	(1)	Hunter Douglas NV	38,959	0.0
13,768	(3)	Intertrust NV	255,122	0.2
1,712	(1),(3)	Just Eat Takeaway.com NV	184,755	0.2
3,416	(1)	Kendrion NV	47,003	0.0
56,522	(1)	Koninklijke BAM Groep NV	88,070	0.1
653	(1)	Nederland Apparatenfabriek	31,949	0.0
9,224	(1),(3)	Signify NV	276,751	0.2
18,383		SBM Offshore NV	286,064	0.2
478,561	(1),(2),(4)	SNS Reaal NV	–	–
			4,514,761	3.3

		New Zealand: 0.1%
6,030	(1)	AFT Pharmaceuticals Ltd.	18,388	0.0
6,587		Fletcher Building Ltd.	14,645	0.0
50,777		NZX Ltd.	49,250	0.0
13,605		PGG Wrightson Ltd.	25,354	0.0
32,962		Skellerup Holdings Ltd.	53,385	0.1
1,728		Z Energy Ltd.	3,233	0.0
			164,255	0.1

		Norway: 0.5%
4,802	(1)	Atea ASA	55,757	0.0
15,710	(3)	Entra ASA	221,777	0.2
183	(1)	Medistim ASA	4,725	0.0
6,351		Selvaag Bolig ASA	35,307	0.0
1,938		Sparebank 1 Nord Norge	13,392	0.0
13,297		SpareBank 1 SMN	114,564	0.1
33,196		Sparebanken Vest	229,829	0.2
			675,351	0.5

		Philippines: 0.0%
31,770		Ginebra San Miguel, Inc.	21,293	0.0
88,200		Lopez Holdings Corp.	4,218	0.0
			25,511	0.0

		Poland: 0.1%
400	(1)	Amica Wronki SA	15,859	0.0
2,061		Asseco South Eastern Europe SA	23,798	0.0
224		Neuca SA	31,001	0.0
317	(1)	Stalprodukt SA	12,652	0.0
427		TEN Square Games SA	62,501	0.1
8,287	(1)	Zespol Elektrowni Patnow Adamow Konin SA	20,819	0.0
			166,630	0.1

		Portugal: 0.0%
5,397		Semapa-Sociedade de Investimento e Gestao	48,551	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Portugal: (continued)
6,180	(1)	Sonae Capital SGPS SA	$ 3,494	0.0
			52,045	0.0

		Singapore: 1.5%
27,600		AEM Holdings Ltd.	73,709	0.1
13,581		Boustead Singapore Ltd.	7,039	0.0
76,300		China Aviation Oil Singapore Corp. Ltd.	53,453	0.0
266,000		China Sunsine Chemical Holdings Ltd.	65,029	0.1
162,600		CSE Global Ltd.	56,852	0.0
387,600		Frasers Logistics & Commercial Trust	383,698	0.3
102,900		Frencken Group Ltd.	88,167	0.1
8,000		Hanwell Holdings Ltd.	1,202	0.0
2,400		Haw Par Corp. Ltd.	16,229	0.0
144,800		Hi-P International Ltd.	135,754	0.1
9		Ho Bee Land Ltd.	13	0.0
67,580		Hong Leong Asia Ltd.	23,223	0.0
775,000		IGG, Inc.	759,286	0.6
13,600		Lian Beng Group Ltd.	3,756	0.0
16,300		Penguin International Ltd.	5,324	0.0
110,200		Riverstone Holdings Ltd.	303,122	0.2
83,600		Sing Holdings Ltd.	22,608	0.0
13,300		Sing Investments & Finance Ltd.	11,487	0.0
9,400		Sunningdale Tech Ltd.	6,939	0.0
78,392		Tai Sin Electric Ltd.	16,894	0.0
83,500		Tiong Woon Corp. Holding Ltd.	22,809	0.0
			2,056,593	1.5

		South Africa: 0.2%
158,675		Alviva Holdings Ltd.	51,054	0.1
46,167	(1)	ArcelorMittal South Africa Ltd.	1,013	0.0
10,764		DataTec Ltd.	14,137	0.0
54,865		Hyprop Investments Ltd.	63,712	0.1
24,702	(1)	Metair Investments Ltd.	26,207	0.0
274,717		SA Corporate Real Estate Ltd.	20,089	0.0
42,648		Sylvania Platinum Ltd.	27,913	0.0
			204,125	0.2

		South Korea: 4.6%
4,994		ABOV Semiconductor Co. Ltd.	44,432	0.0
432		Asia Holdings Co., Ltd.	27,046	0.0
14,163		Daewon San Up Co. Ltd.	58,966	0.1
21,309	(1)	Daewoo Engineering & Construction Co., Ltd.	62,533	0.1
5,191		DHP Korea Co. Ltd.	34,777	0.0
2,425		Dong Ah Tire & Rubber Co. Ltd.	49,193	0.0
3,450		Dongil Industries Co. Ltd.	200,657	0.2
4,789		Douzone Bizon Co. Ltd.	422,251	0.3
2,732		F&F Co. Ltd.	187,850	0.1
1,300		Fursys, Inc.	31,391	0.0
16,456		Global Standard Technology Co. Ltd.	290,865	0.2
1,435		GS Home Shopping, Inc.	127,828	0.1
272		Hanil Cement Co. Ltd./New	19,413	0.0
19,019	(1)	Hansol Technics Co. Ltd.	148,867	0.1
5,916		Hite Jinro Co. Ltd.	206,933	0.2
2,040		IDIS Holdings Co. Ltd.	23,992	0.0
5,550		JB Financial Group Co. Ltd.	21,455	0.0
7,628		Jeju Bank	19,882	0.0
6,096		Korea Asset In Trust Co. Ltd.	14,346	0.0
531		KPX Chemical Co. Ltd.	20,027	0.0
10,813	(1)	KT Hitel Co. Ltd.	45,195	0.0
7,798		KT Skylife Co. Ltd.	55,290	0.1
2,451		Kyeryong Construction Industrial Co., Ltd.	52,552	0.0
3,470		LEADCORP, Inc./The	22,576	0.0
1,996		LF Corp.	20,040	0.0
3,571		Maeil Dairies Co. Ltd.	222,560	0.2
145		Mi Chang Oil Industrial Co. Ltd.	7,055	0.0
11,531	(1)	Neowiz	274,661	0.2
3,111		Nice Information & Telecommunication, Inc.	62,016	0.1
29,822		Partron Co. Ltd.	281,054	0.2
3,422	(1)	S&T Dynamics Co., Ltd.	14,483	0.0
887	(1)	S&T Holdings Co. Ltd.	11,616	0.0
613	(1)	Sam Jung Pulp Co. Ltd.	13,544	0.0
8,006		Sam Young Electronics Co. Ltd.	52,646	0.1
3,844		Sambo Corrugated Board Co. Ltd.	24,828	0.0
17,978	(1)	Samsung Engineering Co. Ltd.	180,316	0.1
539		SeAH Steel Corp.	18,159	0.0
7,896		Seegene, Inc.	1,725,800	1.3
7,327		Seoul Semiconductor Co. Ltd.	109,892	0.1
7,936		SFA Engineering Corp.	235,190	0.2
1,857		SL Corp.	17,790	0.0
6,603	(4)	Soulbrain Holdings Co. Ltd.	531,499	0.4
126		Taekwang Industrial Co. Ltd.	72,170	0.1
5,861		Tovis Co. Ltd.	35,613	0.0
23,184		Union Semiconductor Equipment & Materials Co. Ltd.	129,838	0.1
4,884		Visang Education, Inc.	28,609	0.0
4,602		Yoosung Enterprise Co. Ltd.	9,613	0.0
			6,267,309	4.6

		Spain: 2.0%
5,964	(1)	Almirall SA	66,010	0.0
17,204	(1)	Applus Services SA	133,352	0.1
8,339		Atlantica Yield plc	249,920	0.2
829,786		Banco de Sabadell SA	284,816	0.2
46,258		Bankinter S.A.	240,505	0.2
15,853		Cia de Distribucion Integral Logista Holdings SA	295,994	0.2
101,419		Faes Farma SA	426,843	0.3
28,811		Merlin Properties Socimi SA	238,368	0.2
7,389		Naturhouse Health SAU	13,187	0.0
4,897		Pharma Mar SA	519,632	0.4
2,828		Viscofan SA	207,370	0.2
			2,675,997	2.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: 5.1%
2,530		Bergman & Beving AB	$ 23,187	0.0
39,092		Betsson AB	294,756	0.2
5,335		BioGaia AB	341,029	0.3
25,031		Bonava AB	168,626	0.1
5,180	(1)	Boule Diagnostics AB	36,936	0.0
205,714		Bredband2 i Skandinavien AB	39,592	0.0
3,179	(1)	Bufab AB	41,333	0.0
4,355		Bure Equity AB	119,475	0.1
7,085		Clas Ohlson AB	79,738	0.1
27,767	(1),(3)	Dometic Group AB	271,080	0.2
6,300	(1)	Doro AB	27,476	0.0
9,913	(3)	Evolution Gaming Group AB	672,705	0.5
87	(1)	Ferronordic AB	1,138	0.0
10,068		G5 Entertainment AB	231,168	0.2
59,073		Getinge AB	1,426,884	1.0
39,250	(1)	GHP Specialty Care AB	88,473	0.1
3,207	(1)	Gunnebo AB	6,456	0.0
14,498	(1)	Haldex AB	53,252	0.0
13,206	(1)	Humana AB	79,592	0.1
10,089	(1)	Inwido AB	94,531	0.1
11,892	(1)	KNOW IT AB	245,773	0.2
1,133	(1)	Nederman Holding AB	14,913	0.0
15,630	(1)	Nobia AB	92,733	0.1
6,415	(1)	Nordic Entertainment Group AB	268,781	0.2
1,281		NP3 Fastigheter AB	13,486	0.0
7,367	(1)	Orexo AB	45,984	0.0
3,549		Paradox Interactive AB	88,970	0.1
24,667	(1)	Peab AB	231,530	0.2
44,142	(1)	Ratos AB	157,956	0.1
5,165	(1),(2)	RaySearch Laboratories AB	54,320	0.0
3,421	(1)	Recipharm AB	55,021	0.0
163,080		Rottneros AB	150,577	0.1
7,916	(1)	Scandi Standard AB	59,042	0.1
3,843	(1)	Sectra AB	264,145	0.2
3,012	(1)	Semcon AB	19,673	0.0
6,800	(1)	Stillfront Group AB	661,686	0.5
3,467		SwedenCare AB	53,306	0.0
2,024		Tethys Oil AB	10,365	0.0
832	(1)	VBG Group AB	12,234	0.0
26,527		Wihlborgs Fastigheter AB	447,035	0.3
			7,044,957	5.1

		Switzerland: 6.7%
30,634	(1),(2)	AC Immune SA	200,040	0.1
4,222		Adecco Group AG	199,506	0.2
703		Bucher Industries AG	231,547	0.2
558		Burkhalter Holding AG	36,245	0.0
448	(1)	Calida Holding AG	13,681	0.0
21		Carlo Gavazzi Holding AG	3,689	0.0
1,638		Cembra Money Bank AG	178,844	0.1
8,391		Coca-Cola HBC AG	218,450	0.2
181		Forbo Holding AG	282,294	0.2
4,845	(3)	Galenica AG	358,714	0.3
1,481		Helvetia Holding AG	134,218	0.1
623		Implenia AG	27,403	0.0
10,099		Julius Baer Group Ltd.	443,345	0.3
15,757		Logitech International SA	1,149,448	0.8
17		Metall Zug AG	23,254	0.0
2,028	(1)	Mikron Holding AG	11,159	0.0
47		Phoenix Mecano AG	17,088	0.0
3,284		PSP Swiss Property AG	364,816	0.3
3,782	(1)	Sonova Holding AG - Reg	855,126	0.6
3,983		Sulzer AG	330,276	0.3
2,166		Swiss Life Holding AG	791,546	0.6
3,025		Swissquote Group Holding SA	282,984	0.2
3,354		Tecan Group AG	1,406,648	1.0
878		u-blox Holding AG	63,787	0.1
1,750	(1)	Vetropack Holding AG	97,015	0.1
5,229		Vifor Pharma AG	738,059	0.5
5,676		Vontobel Holding AG	415,086	0.3
170	(1)	V-ZUG Holding AG	13,755	0.0
7,463	(1),(3)	Wizz Air Holdings Plc	312,987	0.2
			9,201,010	6.7

		Taiwan: 1.5%
20,363		Airmate Cayman International Co. Ltd.	17,297	0.0
22,062		Apacer Technology, Inc.	32,479	0.0
29,000		Chang Type Industrial Co. Ltd.	48,259	0.0
113,000		Compal Electronics, Inc.	71,767	0.1
27,000		Compucase Enterprise	28,123	0.0
75,200		Coretronic Corp.	91,218	0.1
16,000		Dimerco Data System Corp.	29,243	0.0
77,000		Elite Semiconductor Microelectronics Technology, Inc.	105,201	0.1
59,000	(1)	Elitegroup Computer Systems Co. Ltd.	24,030	0.0
21,000		Eson Precision Ind Co. Ltd.	24,303	0.0
71,000		Everlight Electronics Co., Ltd.	88,210	0.1
41,000		First Insurance Co. Ltd./The	18,200	0.0
20,000		Generalplus Technology, Inc.	20,588	0.0
30,000		Global Mixed Mode Technology, Inc.	159,384	0.1
17,090		Hotung Investment Holdings Ltd.	18,212	0.0
27,000		Hung Ching Development & Construction Co. Ltd.	19,040	0.0
15,000		IEI Integration Corp.	25,803	0.0
142,000		Inventec Co., Ltd.	120,943	0.1
21,000		Nishoku Technology, Inc.	55,693	0.1
50,000		Opto Technology Corp.	33,257	0.0
58,000		FocalTech Systems Co. Ltd	73,129	0.1
52,000		Pixart Imaging, Inc.	353,970	0.3
93,000		President Securities Corp.	52,077	0.1
45,000		Quanta Storage, Inc.	50,163	0.0
38,000		San Far Property Ltd.	22,946	0.0
19,000		Sinher Technology, Inc.	27,336	0.0
114,000		Sonix Technology Co. Ltd.	206,451	0.2
15,000		Synnex Technology International Corp.	22,406	0.0
29,000		Tong-Tai Machine & Tool Co. Ltd.	12,434	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
82,000		Tsann Kuen Enterprise Co., Ltd.	$ 52,506	0.1
7,000		Wah Lee Industrial Corp.	13,071	0.0
9,000		Well Shin Technology Co. Ltd.	13,912	0.0
49,000		Winstek Semiconductor Co. Ltd.	39,877	0.0
15,000		X-Legend Entertainment Co. Ltd.	32,788	0.0
			2,004,316	1.5

		Thailand: 0.0%
258,500		Asia Plus Group Holdings PCL	14,356	0.0
109,300		MC Group PCL	32,664	0.0
186		Thai Rayon PCL	155	0.0
			47,175	0.0

		Turkey: 0.0%
8,715		Dogus Otomotiv Servis ve Ticaret AS	21,296	0.0
6,901		Yeni Gimat Gayrimenkul Ortakligi AS	11,744	0.0
			33,040	0.0

		United Kingdom: 9.1%
137		4imprint Group PLC	4,251	0.0
537		Aptitude Software Group PLC	2,917	0.0
39,785	(3)	Auto Trader Group PLC	277,920	0.2
78,569		B&M European Value Retail SA	472,380	0.3
4,952		Bellway PLC	163,986	0.1
23,054		Brickability Group PLC	13,586	0.0
178,909	(1)	Cairn Energy PLC	278,301	0.2
96,582		Centamin PLC	258,544	0.2
2,399		Character Group PLC/The	10,363	0.0
5,609		Chesnara PLC	21,056	0.0
21,277		Clinigen Group Plc	195,411	0.1
4,847	(1)	Codemasters Group Holdings PLC	22,610	0.0
30,631		Computacenter PLC	791,228	0.6
667		Craneware PLC	14,319	0.0
5,916		Cranswick PLC	275,546	0.2
33,664		Dart Group PLC	283,688	0.2
9,468		Dixons Carphone PLC	9,117	0.0
57,476		Drax Group PLC	209,169	0.2
30,080		Eckoh PLC	24,806	0.0
27,842		Electrocomponents PLC	238,499	0.2
1,287		EMIS Group PLC	16,847	0.0
4,087		FDM Group Holdings PLC	49,490	0.0
14,872		Finsbury Food Group PLC	11,389	0.0
19,365		Future PLC	346,400	0.3
20,455	(1)	Gamesys Group PLC	247,597	0.2
1,043		Gamma Communications PLC	21,572	0.0
52,698	(1)	Gem Diamonds Ltd.	16,487	0.0
9,748		Go-Ahead Group PLC	79,851	0.1
33,015		GVC Holdings PLC	285,729	0.2
590		Hargreaves Services PLC	1,608	0.0
2,445		Headlam Group PLC	8,801	0.0
33,630		Hikma Pharmaceuticals PLC	942,346	0.7
22,411		HomeServe PLC	387,978	0.3
30,640	(1)	Horizon Discovery Group PLC	38,956	0.0
18,850		IG Group Holdings PLC	180,162	0.1
22,251		IMI PLC	302,323	0.2
122,053	(1)	Indivior PLC	220,839	0.2
12,623		Intermediate Capital Group PLC	220,954	0.2
10,354		International Personal Finance PLC	7,400	0.0
46,449		Investec PLC - INVP - GBP	90,990	0.1
10,345		Johnson Service Group PLC	12,459	0.0
644		Judges Scientific PLC	42,993	0.1
91,872	(1)	Just Group PLC	53,843	0.0
5,288		K3 Capital Group PLC	9,945	0.0
6,152		Kainos Group PLC	88,478	0.1
122,012		LondonMetric Property PLC	368,598	0.3
62,676		Mcbride PLC	49,226	0.1
295		Moneysupermarket.com Group PLC	1,130	0.0
3,239		Morgan Sindall PLC	44,032	0.0
4,385		Motorpoint group PLC	14,235	0.0
61,931		National Express Group PLC	123,226	0.1
27,392	(1)	Ninety One PLC	77,118	0.1
5,743		Norcros PLC	11,765	0.0
67,192		OneSavings Bank PLC	207,724	0.2
2,963		Oxford Instruments Plc	52,021	0.0
30,578		Oxford Metrics PLC	29,888	0.0
40,963		Pagegroup PLC	187,552	0.1
2,383		PayPoint PLC	18,747	0.0
5,533		Playtech Ltd.	21,646	0.0
9,185		Polar Capital Holdings PLC	56,590	0.0
50,896		QinetiQ PLC	203,733	0.2
35,977		Rank Group PLC	64,242	0.0
38,234		Reach PLC	30,829	0.0
67,489		Redrow PLC	376,795	0.3
2,983		Robert Walters PLC	16,205	0.0
50,607		Safestore Holdings PLC	508,715	0.4
6,197	(1)	SDL PLC	37,477	0.0
37,647		Softcat PLC	620,649	0.5
21,050		Speedy Hire PLC	13,885	0.0
122,697		Spirent Communications PLC	449,229	0.3
8,478		SThree PLC	28,188	0.0
79,384		Stock Spirits Group PLC	232,371	0.2
38,125		Tate & Lyle PLC	324,497	0.2
13,201	(1)	Telit Communications PLC	23,639	0.0
66,517		TP ICAP PLC	287,113	0.2
10,490		Ultra Electronics Holdings PLC	324,190	0.2
23,442	(1)	Unite Group PLC	287,713	0.2
9,311		Urban Logistics REIT PLC	17,631	0.0
59,251		Vectura Group PLC	76,715	0.1
36,615		Vertu Motors PLC	10,673	0.0
56,405	(1)	XLMedia PLC	16,613	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
3,585	YouGov PLC	$ 37,542	0.1
		12,505,276	9.1

	United States: 0.6%
5,461	(1) Allot Ltd.	66,297	0.0
13,800	(1) Atlantic Power Corp.	26,993	0.0
6,755	AudioCodes Ltd.	243,788	0.2
7,362	(1) Nova Measuring Instruments Ltd.	378,407	0.3
6,288	(1) Viemed Healthcare, Inc.	68,257	0.1
		783,742	0.6

	Total Common Stock
	(Cost $120,658,859)	135,054,936	98.3

EXCHANGE-TRADED FUNDS: 0.3%
8,452	Vanguard FTSE Developed Markets ETF	336,474	0.3

	Total Exchange-Traded Funds
	(Cost $337,178)	336,474	0.3

PREFERRED STOCK: 0.8%
	Brazil: 0.1%
18,200	Cia de Transmissao de Energia Eletrica Paulista	78,919	0.1

	Denmark: 0.0%
188	Brodrene A&O Johansen A/S	14,846	0.0

	Germany: 0.7%
7,874	(1) Draegerwerk AG & Co. KGaA	742,226	0.5
856	Einhell Germany AG	68,459	0.1
159	KSB SE & Co. KGaA	41,752	0.0
12,972	Schaeffler AG	94,637	0.1
180	STO AG	20,588	0.0
1,593	Villeroy & Boch AG	20,923	0.0
		988,585	0.7

	South Africa: 0.0%
776	Absa Bank Ltd.	26,225	0.0

	Total Preferred Stock
	(Cost $843,502)	1,108,575	0.8

	Total Long-Term Investments
	(Cost $121,839,539)	136,499,985	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 1.0%
1,000,000	(5) Citigroup, Inc., Repurchase Agreement dated 07/31/20, 0.09%, due 08/03/20 (Repurchase Amount $1,000,007, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,020,000, due 01/28/21-04/01/59)	$ 1,000,000	0.7
426,652	(5) Morgan Stanley, Repurchase Agreement dated 07/31/20, 0.09%, due 08/03/20 (Repurchase Amount $426,655, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $435,185, due 01/01/29-08/01/50)	426,652	0.3

	Total Repurchase Agreements
	(Cost $1,426,652)	1,426,652	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
415,441	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.060%
	(Cost $415,441)	415,441	0.3

	Total Short-Term Investments
	(Cost $1,842,093)	1,842,093	1.3

	Total Investments in Securities (Cost $123,681,632)	$ 138,342,078	100.7
	Liabilities in Excess of Other Assets	(897,533)	(0.7)
	Net Assets	$ 137,444,545	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2020.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Information Technology	17.3%
Industrials	16.3
Health Care	15.0
Financials	10.3
Materials	10.0
Consumer Discretionary	9.8
Real Estate	7.9
Communication Services	6.3
Consumer Staples	3.1
Utilities	1.7
Energy	1.4
Exchange-Traded Funds	0.3
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$430,448	$–	$–	$430,448
Australia	–	11,424,902	–	11,424,902
Austria	–	450,472	–	450,472
Azerbaijan	–	30,490	–	30,490
Belgium	17,524	653,533	–	671,057
Brazil	15,454	–	–	15,454
Canada	9,285,319	–	–	9,285,319
China	881,661	3,963,046	–	4,844,707
Czech Republic	–	309,867	–	309,867
Denmark	2,108	2,079,919	–	2,082,027
Finland	64,593	1,527,026	–	1,591,619
France	415,853	8,052,509	–	8,468,362
Germany	2,035,972	5,729,329	–	7,765,301
Greece	110,348	13,873	–	124,221
Hong Kong	123,287	3,326,706	14,536	3,464,529
India	–	99,327	–	99,327
Indonesia	7,568	–	–	7,568
Ireland	181,000	735,337	–	916,337
Israel	1,075,948	1,909,750	–	2,985,698
Italy	43,543	4,680,091	–	4,723,634
Japan	–	26,116,226	–	26,116,226
Liechtenstein	–	53,354	–	53,354
Luxembourg	–	19,358	–	19,358
Malaysia	7,451	262,558	–	270,009
Malta	17,063	451,667	–	468,730
Mexico	13,827	–	–	13,827
Netherlands	38,959	4,475,802	–	4,514,761
New Zealand	25,354	138,901	–	164,255
Norway	40,032	635,319	–	675,351
Philippines	4,218	21,293	–	25,511
Poland	–	166,630	–	166,630
Portugal	3,494	48,551	–	52,045
Singapore	–	2,056,593	–	2,056,593

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
South Africa	$176,905	$27,220	$–	$204,125
South Korea	1,725,800	4,010,010	531,499	6,267,309
Spain	457,290	2,218,707	–	2,675,997
Sweden	53,306	6,991,651	–	7,044,957
Switzerland	327,898	8,873,112	–	9,201,010
Taiwan	–	2,004,316	–	2,004,316
Thailand	–	47,175	–	47,175
Turkey	11,744	21,296	–	33,040
United Kingdom	431,531	12,073,745	–	12,505,276
United States	783,742	–	–	783,742
Total Common Stock	18,809,240	115,699,661	546,035	135,054,936
Exchange-Traded Funds	336,474	–	–	336,474
Preferred Stock	146,655	961,920	–	1,108,575
Short-Term Investments	415,441	1,426,652	–	1,842,093
Total Investments, at fair value	$19,707,810	$118,088,233	$546,035	$138,342,078

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $125,387,850.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,741,371
Gross Unrealized Depreciation	(14,561,309)
Net Unrealized Appreciation	$13,180,062